REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Reportable Segments Property Plant and Equipment [Table Text Block]
As at	December 31,	December 31,
	2016	2015

Turkey – capital assets	$319	$10,724
Canada – capital assets	444	948
Total	$763	$11,672